Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member]
Basis Of Presentation

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States ("U.S.") as detailed in the Financial Accounting Standards Board Accounting Standards Codification ("Codification").

Investments

Investment — The investment in the Master Fund is reported at fair value in the Partnership's Statements of Financial Condition. Fair value is the value determined by the Master Fund in accordance with the Master Fund's valuation policies and reported at the time of the Partnership's valuation by the General Partner of the Master Fund. Generally, the fair value of the Partnership's investment in the Master Fund represents the amount that the Partnership could reasonably expect to receive from the Master Fund if the Partnership's investment was redeemed at the time of valuation based on information available at the time the valuation was made and that the Partnership believes to be reliable. The Partnership records its proportionate share of each item of income, expense and net realized and unrealized losses from its investment in the Master Fund in the Statements of Operations. The accounting policies of the Master Fund including valuation policies are contained in the notes to the Master Fund's financial statements included in Section II of this annual report.

Cash	Cash — Cash is held in a non-interest-bearing account at JP Morgan Chase Bank, N.A.
Income Taxes

Income Taxes — Income taxes have not been provided as partners are individually liable for the taxes, if any, on their share of the Partnership's income and expenses.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2010 to 2014, for the U.S. Federal jurisdiction, the New York and Connecticut State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions through its investment in the Master Fund. The Partnership is treated as a limited partnership for federal and state income tax reporting purposes.

Estimates

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — Disclosures under the Fair Value Measurement topic of the Codification relating to the Partnership's underlying investments held within the Master Fund are included in the attached Master Fund's financial statements.

Effective January 1, 2014, the Partnership adopted ASU 2013-08, Financial Services Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements. ASU 2013-08 changes the approachto the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment companys status as an investment company. ASU 2013-08 is effective for interim and annual reporting periods beginning after December 15, 2013. The adoption of this ASU did not have a material impact on the Partnerships financial statements. Based on managements assessment, the Partnership has been deemed to be an investment company since inception. It has all of the fundamental characteristics of an investment company. Although the Partnership does not possess all of the typical characteristics of an investment company, its activities are consistent with those of an investment company.

Millburn Multi-Markets Trading L.P. [Member]
Basis Of Presentation

Basis of Presentation The financial statements have been prepared in conformity with accounting principles generally accepted in the United States (U.S. GAAP) as detailed in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Codification).

Investments

Investments The Partnership records its transactions in futures, forward currency contracts and U.S. Treasury notes including related income and expenses on a trade-date basis. The Partnership bears all trade-related commission and clearing charges due to third party brokers.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on open futures contracts are expensed when the contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3pm EST by Bloomberg. The Partnership amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 7) as collateral for performance of the Partnerships trading obligations with respect to derivative contracts or held for safekeeping in a custody account at HSBC Bank USA,N.A.

Cash	Cash Cash includes cash held at J.P. Morgan Chase Bank, N.A.
Foreign Currency Cash And Translation

Foreign Currency Cash Includes foreign currency cash held at the Partnerships trading counterparties.

Foreign Currency Translation Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Management Fees

Management Fees The Agreement provides that the Partnership shall charge the limited partners capital accounts and pay the General Partner management fees at a fixed rate of 0.167% per month of net asset value (2% per annum) of limited partnership interests. The General Partner retains the right to charge less than the annual management fee rate except as specified in the Agreement. Management fees for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013

US Feeder	$2,344,823	$3,519,872
Cayman Feeder	177,682	196,024
SPC Cayman Feeder (1)	367,859	574,319
Other (2)	57,338	95,103
Total	$2,947,702	$4,385,318

(1) For the period from January 1, 2014 through September 30, 2014 and for the year ended December 31, 2013.

(2) Direct investors in the Partnership

Selling Commissions

Selling Commissions The U.S. Feeder has issued Units to its investors that are subject to selling commissions of 2% per annum or platform fees of 0.25% per annum. These selling commissions and platform fees are charged at the Partnership level but are allocated only to the applicable U.S. Feeder investors. On March 1, 2012, The Cayman Feeder began offering shares that are subject to selling commissions of 2% per annum. The Cayman SPC was not charged selling commissions or platform fees. Selling commissions and platform fees for the years ended December 31, 2014 and 2013 were as follows:

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2014	2013	2014	2013	2014	2013

U.S. Feeder	$2,103,773	$3,023,015	$20,749	$40,283	$2,124,522	$3,063,298
Cayman Feeder	15,946	32,546	-	-	15,946	32,546

Total	$2,119,719	$3,055,561	$20,749	$40,283	$2,140,468	$3,095,844

Administrative And Operating Expenses

Administrative and Operating Expenses The General Partner of the Partnership is paid a monthly administration fee for certain accounting, tax, legal and operational services it provides to the Partnership (the Administration Fee) calculated at 0.05% of month-end partners capital prior to reduction for capital withdrawals, management fees and the Administrative Fee then being calculated.

The Partnership bears expenses including, but not limited to, periodic legal, accounting and filing fees up to an amount equal to 1/4 of 1% per annum of average Partners Capital of the Partnership (the Expense Cap). Amounts subject to the Expense Cap include expenses incurred at the Partnership level, Cayman Feeder level and Cayman SPC Feeder Level, and the Administration Fee due to the General Partner. The General Partner of the Partnership and the Investment Adviser of the Cayman Feeder and Cayman SPC Feeder bear any excess over such amounts. The Partnership, the U.S. Feeder, the Cayman Feeder and the Cayman SPC Feeder will pay any extraordinary expenses. The Investment Adviser of the Cayman Feeder directly paid operating expenses in excess of 1/4 of 1% of average stockholders equity for the year ended December 31, 2014 and 2013 as well as for the Cayman SPC Feeder for the period ended December 31, 2013. The Investment Adviser of the Cayman SPC did not pay expenses in excess of 1/4 of 1% of average stockholders equity for the period ended September 30, 2014.

The U.S. Feeder bears its own expenses including, but not limited to, periodic legal, accounting and filing fees. Total operating expenses related to investors in the U.S. Feeder (including their pro-rata share of Partnership expenses) are not expected to exceed 1/2 of 1% per annum of the U.S. Feeders average month-end partners capital. For the year ended December 31, 2014, such operating expenses did not exceed 1/2 of 1% per annum of the U.S. Feeders average month-end partners capital.

Administrative and operating expenses related to the Partnership are charged pro-rata to all investors. Operating expenses related to the U.S. Feeder, Cayman Feeder and Cayman SPC Feeder are charged at the Partnership level and allocated only to those respective investors.

For the year ended December31, 2014, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee

Partnership	$333,749	$90,704	$424,453
U.S. Feeder	388,707	-	388,707
Cayman Feeder	58,314	-	58,314
Cayman SPC Feeder (1)	90,856	-	90,856
Total	$871,626	$90,704	$962,330

Borne by General Partneror Investment Adviser *	$(123,162)	$-	$(123,162)

For the year ended December31, 2013, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee

Partnership	$450,436	$130,010	$580,446
U.S. Feeder	502,043	-	502,043
Cayman Feeder	52,085	-	52,085
Cayman SPC Feeder	80,723	-	80,723
Total	$1,085,287	$130,010	$1,215,297

Borne by General Partneror Investment Adviser *	$(52,085)	$-	$(52,085)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)

(1) For the period from January 1, 2014, through September 30, 2014.

The General Partner has paid expenses incurred in connection with the organization of the U.S. Feeder. The total amount paid by the General Partner was $191,967. The Partnership, on behalf of the U.S. Feeder, is reimbursing the General Partner for these costs in 60 equal monthly installments of $3,199 which began on August 1, 2009. However, to the extent that for any month the $3,199 exceeds 1/12 of 0.05% of the U.S. Feeders month-end net asset value (a 0.05% annual rate), such excess will not be reimbursed by the Partnership, but will be absorbed by the General Partner. For the period August 1, 2009 through December 31, 2014, pursuant to this calculation, $30,987 has been borne by the General Partner and will not be reimbursed by the Partnership. For the years ended December 31, 2014 and 2013, costs incurred were $22,396 and $38,388, respectively and are included in Administrative and operating expenses in the Partnerships Statements of Operations. Further, as of December 31, 2014 and 2013, $0 and $3,199, respectively, were payable to the General Partner as reimbursement for such costs and are included in Accrued expenses in the Partnerships Statements of Financial Condition. The final accrual period was July 31, 2014.

Income Taxes

Income Taxes The Partnership is treated as a limited partnership for federal and state income tax reporting purposes. Accordingly, the Partnership prepares calendar year U.S. federal and applicable state tax returns and reports to the partners their allocable shares of the Partnerships income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as the partners are responsible for the payment of taxes.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnerships open tax years, 2011 to 2014, the General Partner has determined that no reserves for uncertain tax positions were required.

Estimates

Estimates The preparation of financial statements in conformity with U.S. GAAP requires the General Partner to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right Of Offset

Right of Offset The customer agreements between the Partnership and its brokers give the Partnership the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments

Fair Value of Financial Instruments The fair value of the Partnerships assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Partnership separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments

Cash Instruments The Partnerships cash instruments are generally classified within Level1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations. The General Partner of the Partnership does not adjust the quoted price for such instruments even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts

Derivative Contracts Derivative contracts can be exchange-traded or over-the-counter (OTC). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices plus the time value of money (forward points) and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Partnership may be in between these periods. The General Partners policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level2 of the fair value hierarchy.